Accounts Receivable and Contract Assets - Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable and contract assets	¥ 2,518,932	¥ 2,714,363
Credit loss allowance for accounts receivable and contract assets	(310,394)	(496,918)
Accounts receivable and contract assets, net	¥ 2,208,538	¥ 2,217,445